Guarantor and Non-Guarantor Financial Statements - Additional Information (Detail)	Jun. 30, 2012 9 3/4 % Senior Subordinated Euro-denominated Notes EUR (€)	Apr. 10, 2007 9 3/4 % Senior Subordinated Euro-denominated Notes USD ($)	Apr. 10, 2007 9 3/4 % Senior Subordinated Euro-denominated Notes EUR (€)	Mar. 31, 2013 7 7/8 % Senior Notes
Standby Letters of Credit [Line Items]
Debt instrument issued amount	€ 225,000,000	$ 300,300,000	€ 225,000,000
Debt instrument interest rate percentage (percent)	9.75%			7.875%